SHAREHOLDERS' EQUITY - Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) - € / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-vested options granted (in shares)	599,000	686,000	571,000
Employee Stock Option
Outstanding - number (in shares)	3,198,913	2,613,886	2,408,508
Outstanding - Weighted average exercise price (in EUR per share)	€ 6.26	€ 5.66	€ 4.38
Non-vested options granted (in shares)	599,000	686,000	571,000
Granted - Weighted average exercise price (in EUR per share)	€ 5.34	€ 8.53	€ 9.07
Exercised - number (in shares)	(24,584)	(55,973)	(320,622)
Exercised - Weighted average exercise price (in EUR per share)	€ 4.71	€ 4.66	€ 2.14
Forfeited - number (in shares)	(742,416)	(45,000)	(45,000)
Forfeited - Weighted average exercise price (in EUR per share)	€ 4.92	€ 7.99	€ 5.34
Outstanding - number (in shares)	3,030,913	3,198,913	2,613,886
Outstanding - Weighted average exercise price (in EUR per share)	€ 6.42	€ 6.26	€ 5.66
Exercisable - number (in shares)	2,130,107	1,997,666	1,362,205
Exercisable - Weighted average exercise price (in EUR per share)	€ 6.17	€ 5.23	€ 4.35
Share purchase options available for grant - number (in shares)	25,000	25,000	20,000
Number of options to subscribe to new shares available for future grant	1,894,000